Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

March 31, 2018

Dates Covered
Collections Period	03/01/18 - 03/31/18
Interest Accrual Period	03/15/18 - 04/15/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	04/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/18	549,179,575.98	23,893
Yield Supplement Overcollateralization Amount 02/28/18	29,514,502.65	0
Receivables Balance 02/28/18	578,694,078.63	23,893
Principal Payments	17,033,978.82	321
Defaulted Receivables	1,279,339.55	49
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/18	28,252,827.77	0
Pool Balance at 03/31/18	532,127,932.49	23,523

Pool Statistics	$ Amount	# of Accounts
Pool Factor	79.51%
Prepayment ABS Speed	1.46%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,259,075.29	138
Past Due 61-90 days	1,124,870.83	49
Past Due 91-120 days	284,792.78	14
Past Due 121+ days	0.00	0
Total	4,668,738.90	201

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	771,908.25
Aggregate Net Losses/(Gains) - March 2018	507,431.30
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.05%
Prior Net Losses Ratio	0.55%
Second Prior Net Losses Ratio	0.83%
Third Prior Net Losses Ratio	1.17%
Four Month Average	0.90%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.39%

Overcollateralization Target Amount	10,908,622.62
Actual Overcollateralization	10,908,622.62
Weighted Average APR	3.40%
Weighted Average APR, Yield Adjusted	5.58%
Weighted Average Remaining Term	59.98

Flow of Funds	$ Amount

Collections	19,385,985.10
Investment Earnings on Cash Accounts	21,420.01
Servicing Fee	(482,245.07)
Transfer to Collection Account	0.00
Available Funds	18,925,160.04

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	838,739.57
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	5,793,462.18
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,908,622.62
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,361,326.92

Total Distributions of Available Funds	18,925,160.04

Servicing Fee	482,245.07
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 03/15/18	537,921,394.67
Principal Paid	16,702,084.80
Note Balance @ 04/16/18	521,219,309.87

Class A-1
Note Balance @ 03/15/18	0.00
Principal Paid	0.00
Note Balance @ 04/16/18	0.00
Note Factor @ 04/16/18	0.0000000%

Class A-2a
Note Balance @ 03/15/18	122,620,697.33
Principal Paid	8,351,042.40
Note Balance @ 04/16/18	114,269,654.93
Note Factor @ 04/16/18	91.4157239%

Class A-2b
Note Balance @ 03/15/18	122,620,697.34
Principal Paid	8,351,042.40
Note Balance @ 04/16/18	114,269,654.94
Note Factor @ 04/16/18	91.4157240%

Class A-3
Note Balance @ 03/15/18	229,000,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	229,000,000.00
Note Factor @ 04/16/18	100.0000000%

Class A-4
Note Balance @ 03/15/18	52,030,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	52,030,000.00
Note Factor @ 04/16/18	100.0000000%

Class B
Note Balance @ 03/15/18	11,650,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	11,650,000.00
Note Factor @ 04/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	861,748.32
Total Principal Paid	16,702,084.80
Total Paid	17,563,833.12

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	164,516.10
Principal Paid	8,351,042.40
Total Paid to A-2a Holders	8,515,558.50

Class A-2b
One-Month Libor	1.77660%
Coupon	1.87660%
Interest Paid	204,542.22
Principal Paid	8,351,042.40
Total Paid to A-2b Holders	8,555,584.62

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.3043354
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.2801429
Total Distribution Amount	26.5844783

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.3161288
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	66.8083392
Total A-2a Distribution Amount	68.1244680

A-2b Interest Distribution Amount	1.6363378
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	66.8083392
Total A-2b Distribution Amount	68.4446770

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	346.87
Noteholders' Principal Distributable Amount	653.13

Account Balances	$ Amount

Reserve Account
Balance as of 03/15/18	1,664,191.04
Investment Earnings	1,953.50
Investment Earnings Paid	(1,953.50)
Deposit/(Withdrawal)	-
Balance as of 04/16/18	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04